1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Accounting Policies [Abstract]
Outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive	4,169,000	4,349,500	4,169,000	4,355,000